International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows	12 Months Ended
Dec. 31, 2019
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows

(24) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Cash Flows

(Parent Company Only)

Years ended December 31, 2019, 2018 and 2017

(Dollars in Thousands)

	2019	2018	2017
Operating activities:
Net income	$205,104	$215,931	$157,436
Adjustments to reconcile net income to net cash provided by operating activities:
Investment securities transactions, net	—	—	(23)
Unrealized (gain) loss on equity securities with readily determinable fair values	(16)	330	—
Stock compensation expense	980	1,035	903
Decrease in other liabilities	(58)	(1,479)	(3,453)
Equity in undistributed net income of subsidiaries	(84,234)	(111,135)	(93,674)
Net cash provided by operating activities	121,776	104,682	61,189
Investing activities:
Principal collected on mortgage-backed securities	—	—	6,328
Net increase in notes receivable	(12,100)	—	—
Decrease (increase) in other assets and other investments	5,915	(7,891)	(25,348)
Net cash used in investing activities	(6,185)	(7,891)	(19,020)
Financing activities:
Redemption of long-term debt	(25,774)	—	—
Proceeds from stock transactions	1,923	1,522	1,455
Payments of cash dividends - common	(68,670)	(49,599)	(43,594)
Repurchase of outstanding common stock warrant	—	(29,005)	—
Purchase of treasury stock	(17,845)	(19,042)	(187)
Net cash used in financing activities	(110,366)	(96,124)	(42,326)
Increase (decrease) in cash	5,225	667	(157)
Cash at beginning of year	19,065	18,398	18,555
Cash at end of year	$24,290	$19,065	$18,398